SCHEDULE OF OTHER NON-CURRENT ASSETS (Details) (Parenthetical) - JPY (¥) ¥ in Thousands	Aug. 30, 2024	Apr. 30, 2024
Real Estate Investments, Joint Ventures	¥ 270,000
Miyanomori Hokkaido [Member]
Equity Method Investment, Ownership Percentage	40.80%	40.80%